Goodwill and Intangible Assets, Net (Tables)	9 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill
Changes in goodwill for the nine months ended March 31, 2015 were as follows:

	Automotive Retail North America	Automotive Retail International	Digital Marketing	Total
Balance as of June 30, 2014	$400.1	$454.7	$376.1	$1,230.9
Currency translation adjustments	(3.4)	(58.4)	—	(61.8)
Balance as of March 31, 2015	$396.7	$396.3	$376.1	$1,169.1

Components of Intangible Assets, Net
Components of intangible assets, net were as follows:

	March 31,			June 30,
	2015			2014
	Original Cost	Accumulated Amortization	Intangible Assets, net	Original Cost	Accumulated Amortization	Intangible Assets, net
Software	$110.3	$(94.0)	$16.3	$103.9	$(87.4)	$16.5
Client lists	215.0	(131.4)	83.6	222.1	(124.5)	97.6
Trademarks	27.0	(23.8)	3.2	27.1	(7.4)	19.7
Other intangibles	2.4	(2.4)	—	6.0	(6.0)	—
	$354.7	$(251.6)	$103.1	$359.1	$(225.3)	$133.8

Estimated Amortization Expenses of the Company's Existing Intangible Assets
Estimated amortization expenses of the Company's existing intangible assets as of March 31, 2015 were as follows:

Amount
Three months ending June 30, 2015	$7.2
Twelve months ending June 30, 2016	24.4
Twelve months ending June 30, 2017	18.6
Twelve months ending June 30, 2018	15.2
Twelve months ending June 30, 2019	9.0
Twelve months ending June 30, 2020	7.8
Thereafter	20.9
$103.1